UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, DC 20549	OMB APPROVAL OMB Number: 3235-0578 Expires: May 31, 2007 Estimated average burden hours per response: 21.09
FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-07532

Registrant Name: Municipal Advantage Fund Inc.

Address of Principal Executive Offices: 1345 Avenue of the Americas New York, New York 10105

Name and Address of Agent for Service: Lawrence G. Altadonna – 1345 Avenue of the Americas New York, New York 10105

Registrant’s telephone number, including area code: 212-739-3371

Date of Fiscal Year End: October 31, 2007

Date of Reporting Period: January 31, 2007

Form N-Q is to be used by the registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

MUNICIPAL ADVANTAGE FUND INC.
SCHEDULE OF INVESTMENTS
January 31, 2007
(unaudited)

Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value*

	MUNICIPAL BONDS & NOTES-99.0%
	Alabama-0.6%
$1,000	Montgomery Jackson Hosp. & Medical Clinic Health Care Fac. Rev., 4.75%, 3/1/26	Baa2/BBB-	$982,720

	California-14.3%
1,000	Foothill/Eastern Corridor Agcy., Toll Rd. Rev., 5.75%, 1/15/40	Baa3/BBB-	1,036,600
1,000	Los Angeles Unified School Dist., GO, 5.75%, 7/1/16 (MBIA)	Aaa/AAA	1,148,000
1,400	Sacramento Muni. Utility Electric Dist. Rev., 5.75%, 7/1/18, Ser. K (AMBAC)	Aaa/AAA	1,624,140
	State, GO,
2,000	5.00%, 5/1/16	A1/A+	2,139,680
7,000	5.125%, 11/1/24	A1/A+	7,389,340
1,000	State Dept. Water Res. Rev., 5.50%, 5/1/16, Ser. A (AMBAC) (Pre-refunded @ $101, 5/1/12) (a)	Aaa/AAA	1,093,860
1,000	State Health Facs. Financing Auth. Rev., 5.00%, 3/1/33	NR/A	1,019,910
7,000	State Housing Financing Agcy., Rev., 4.95%, 8/1/36, Ser. A	Aa3/AA-	7,091,140

			22,542,670

	Colorado-1.0%
1,500	Denver Convention Center, Auth. Rev., 5.00%, 12/1/21,
	Ser. A (XLCA) (Pre-refunded @ $100, 12/1/13) (a)	Aaa/AAA	1,603,635

	District of Columbia-1.4%
	State, GO,
725	5.25%, 6/1/27, Ser. A, (MBIA)	Aaa/AAA	742,915
375	5.25%, 6/1/27, Ser. A, (MBIA) (Pre-refunded @ $101, 6/1/08) (a)	Aaa/AAA	386,194
1,000	World Wildlife Fund, 6.00%, 7/1/18, Ser. A (AMBAC)	Aaa/AAA	1,073,960

			2,203,069

	Florida-7.2%
1,355	Highlands Cnty., Health Facs. Auth. Rev., 5.375%, 11/15/35 (Pre-refunded @ $100, 11/15/13) (a)	A2/NR	1,476,489
4,275	Miami-Dade Cnty., Expressway Auth. Toll System Rev., 5.00%, 7/1/29, Ser. B (FGIC)	Aaa/AAA	4,476,994
5,050	Tampa Water & Sewer Rev., 5.00%, 10/1/16 (FSA)	Aaa/AAA	5,433,750

			11,387,233

	Georgia-4.9%
1,000	Atlanta Dev. Auth. Rev., 5.25%, 7/1/12, Ser. A	A3/NR	1,038,210
2,350	Atlanta Water & Wastewater Rev., 5.00%, 11/1/37 (FSA)	Aaa/AAA	2,462,025
2,000	Chatham Cnty. Hospital Auth. Rev., 5.75%, 1/1/29	A3/BBB+	2,169,340
1,750	Cherokee Cnty. Water & Sewer Auth. Rev., 5.50%, 8/1/23 (MBIA)	Aaa/AAA	2,021,110

			7,690,685

	Hawaii-2.7%
1,000	State Airport System Rev., 5.75%, 7/1/21, Ser. A (FGIC)	Aaa/AAA	1,063,740
3,000	State Dept. of Budget & Finance, 5.75%, 12/1/18, Ser. B (AMBAC) (b)	Aaa/AAA	3,160,980

			4,224,720

	Illinois-8.4%
1,145	Chicago O' Hare Intl. Airport Rev., 5.50%, 1/1/15 (AMBAC)	Aaa/AAA	1,218,601
1,800	Chicago School Board of Education Reform, GO, 5.25%, 12/1/21, Ser. A (FGIC)	Aaa/AAA	2,019,708
1,000	Chicago Wastewater Transmission Rev., 6.00%, 1/1/17 (MBIA) (Pre-refunded @ $101, 1/1/10) (a)	Aaa/AAA	1,069,980
1,000	Chicago Water Rev., 5.25%, 11/1/17 (FGIC)	Aaa/AAA	1,029,850
1,000	Health Facs. Auth. Rev., Centegra Health System, 5.25%, 9/1/24	NR/A-	1,021,850
1,000	Madison & St. Clair Cnty. School Dist., GO, 5.50%, 2/1/16 (FGIC) (Pre-refunded @ $100, 2/1/11) (a)	Aaa/AAA	1,062,920
1,100	McHenry & Lake Cntys., Cmnty. High School Dist., GO, 5.125%, 1/1/19 (FGIC)
	(Pre-refunded @ $100, 1/1/11) (a)	Aaa/NR	1,152,954
	Regional Transmission Auth.,
1,005	5.50%, 6/1/16, Ser. B (FGIC)	Aaa/AAA	1,122,394
2,000	6.00%, 6/1/23 (FGIC)	Aaa/AAA	2,424,940
1,000	State Toll Highway Auth. Rev., 5.50%, 1/1/15, Ser. A (FSA)	Aaa/AAA	1,105,890

			13,229,087

	Indiana-0.6%
1,000	Indianapolis Local Public Impt. Board, 5.00%, 2/1/17, Ser. A	Aaa/AAA	1,021,400

	Kentucky-1.4%
2,125	Louisville & Jefferson Cnty. Regional Airport Auth. System Rev., 5.375%, 7/1/23, Ser. A (FSA) (b)	Aaa/AAA	2,226,830

	Maine-2.1%
3,320	State Housing Auth. Rev., 4.85%, 11/15/36, Ser. A-2 (b)	Aa1/AA+	3,328,234

MUNICIPAL ADVANTAGE FUND INC.
SCHEDULE OF INVESTMENTS
January 31, 2007
(unaudited)

Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value*

	Massachusetts-5.4%
$1,500	State, GO, 5.50%, 11/1/20, Ser. C (Pre-refunded @ $100, 11/1/12) (a)	Aa2/AA	$1,628,085
1,000	State Health & Educational Facs. Auth. Rev.,
	5.125%, 7/1/19, Ser. B	Aa2/AA	1,028,540
90	State Water Pollution Abatement Trust,
	6.375%, 2/1/15, Ser.A	Aaa/AAA	90,181
5,500	State Water Res. Auth., 5.00%, 8/1/41, Ser. A	Aa2/AA	5,762,680

			8,509,486

	Michigan-2.9%
1,065	Bloomingdale Public School Dist. No. 16, GO, 5.50%, 5/1/19 (Pre-refunded @ $100, 5/1/11) (a)	Aa2/AA	1,135,801
2,000	Grand Valley Univ. Rev., 5.50%, 2/1/18 (FGIC)	Aaa/AAA	2,206,780
1,075	Lincoln School Dist., GO, 5.50%, 5/1/19 (Pre-refunded @ $100, 11/1/11) (a)	Aa2/AA	1,154,152

			4,496,733

	Nevada-0.8%
1,100	Clark Cnty. Park & Regional Justice Center, GO, 5.50%, 11/1/17 (Pre-refunded @ $100, 11/1/09) (a)	Aa1/AA+	1,150,369
	Housing Division Rev.,
15	5.65%, 4/1/22, Ser. A (b)	NR/AA	15,381
90	5.95%, 4/1/22 (b)	Aa2/AA	90,857
50	6.125%, 4/1/22, Ser. B-2 (FHA) (b)	Aa2/AA	51,522
30	6.20%, 4/1/17, Ser. B-1 (AMBAC)	Aaa/AAA	30,222

			1,338,351

	New Hampshire-0.0%
	State Housing Finance Auth. (b),
40	6.50%, 7/1/14, Ser. D	Aa2/NR	40,855
35	6.90%, 7/1/19, Ser. C	Aa2/NR	35,201

			76,056

	New Jersey-0.6%
750	Tobacco Settlement Financing Corp. Rev., 6.75%, 6/1/39 (Pre-refunded @ $100, 6/1/13) (a)	Aaa/AAA	869,332

	New Mexico-5.3%
8,035	Albuquerque Lodger Tax Rev., 5.00%, 7/1/37, Ser. A (FSA)	Aaa/AAA	8,373,113

	New York-8.7%
5,300	New York City Municipal Water Finance Auth., Water & Sewer System Rev., 5.00%, 6/15/38	Aa2/AA+	5,543,111
	State, GO,
1,250	5.00%, 11/1/34, Ser. D	A1/AA-	1,303,725
750	5.25%, 9/15/33, Ser. C	A1/AA-	794,190
1,000	5.50%, 9/15/19, Ser. C	A1/AA-	1,082,230
1,500	State Dormitory Auth Rev., New York Univ., 5.75%, 7/1/27, Ser. A (MBIA)	Aaa/AAA	1,807,320
250	State Mortgage Agcy. Rev., 4.80%, 10/1/37, Ser. 130 (b)	Aa1/NR	250,790
2,825	Triborough Bridge & Tunnel Auth. Rev., 5.125%, 11/15/29, Ser. B	Aa2/AA-	2,971,222

			13,752,588

	North Dakota-0.2%
	State Housing Finance Agcy. Rev.,
368	5.50%, 7/1/18, Ser. C (b)	Aa1/NR	372,166

	Ohio-5.3%
1,155	Akron Sewer System Rev., 5.25%, 12/1/18 (MBIA)	Aaa/NR	1,232,489
2,770	Cuyahoga Cnty., GO, 5.60%, 5/15/13 (MBIA)	Aaa/AAA	2,927,668
2,000	Hamilton Cnty. Sales Tax, 5.25%, 12/1/32, Ser. B (AMBAC)	Aaa/NR	2,102,260
1,000	Hamilton Cnty. Sewer System Rev., 5.75%, 12/1/25, Ser. A (MBIA) (Pre-refunded @ $101, 6/1/10) (a)	Aaa/AAA	1,070,900
885	Summit Cnty., GO, 6.25%, 12/1/15 (FGIC) (Pre-refunded @ $101, 12/1/10) (a)	Aaa/AAA	969,279

			8,302,596

	Pennsylvania-2.1%
2,000	Allegheny Cnty. Hospital Dev. Auth., 6.00%, 7/1/23, Ser. B (MBIA)	Aaa/AAA	2,402,620
845	South Wayne Cnty. Water & Sewer, 5.95%, 10/15/13 (AMBAC) (b)	Aaa/AAA	937,663

			3,340,283

MUNICIPAL ADVANTAGE FUND INC.
SCHEDULE OF INVESTMENTS
January 31, 2007
(unaudited)

Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value*

	South Dakota-0.5%
$765	Heartland Consumers Power Dist. Rev., 7.00%, 1/1/16	Aaa/AAA	$862,629

	Tennessee-0.7%
95	Housing Dev. Agcy., 6.375%, 7/1/22 (b)	Aa2/AA	96,910
960	Memphis-Shelby Cnty. Airport Auth. Rev., 6.25%, 3/1/15, Ser. D (AMBAC) (b)	Aaa/AAA	1,029,955

			1,126,865

	Texas-9.2%
	Corpus Christi, GO,
390	5.00%, 3/1/21	Aaa/AAA	404,395
610	5.00%, 3/1/21, (FSA) (Pre-refunded @ $100, 3/1/11) (a)	Aaa/AAA	637,664
1,700	Dallas, GO, 4.50%, 2/15/22	Aa1/AA+	1,712,937
3,400	Fort Bend Indpt. School Dist., GO, 5.25%, 8/15/18 (PSF)	NR/AAA	3,542,324
	Houston Water Conveyance System, CP, (AMBAC),
1,000	6.25%, 12/15/14, Ser. J	Aaa/AAA	1,147,770
1,400	7.50%, 12/15/15, Ser. H	Aaa/AAA	1,755,824
2,000	Richardson Hospital Auth., 6.00%, 12/1/19	Baa2/BBB	2,183,260
2,000	Texas Tech Univ. Rev., 5.50%, 8/15/18 (MBIA) (Pre-refunded @ $100, 2/15/12) (a)	Aaa/AAA	2,151,700
1,000	Univ. Houston Rev., 5.25%, 2/15/17 (MBIA) (Pre-refunded @ $100, 2/15/10) (a)	Aaa/AAA	1,042,100

			14,577,974

	Utah-0.0%
5	State Housing Finance Agcy.6.35%, 7/11/11 (FHA)	Aaa/NR	5,099

	Washington-6.3%
1,005	Franklin Cnty. Public Utility Rev., 5.625%, 9/1/15 (MBIA)	Aaa/AAA	1,078,827
1,000	Grant Cnty. Public Utility Dist., 4.75%, 1/1/38, Ser. B (FGIC) (b)	Aaa/AAA	1,000,620
1,500	Port Seattle Rev., 5.625%, 2/1/24, Ser.B (MBIA) (b)	Aaa/AAA	1,571,895
3,000	State, GO, Motor Vehicle Dept., 5.625%, 7/1/25, Ser. B (Pre-refunded @ $100, 7/1/10)	Aa1/AA	3,176,730
2,500	State Housing Fin. Comm., Rev., 4.85%, 12/1/25 (GNMA) (b)	Aaa/NR	2,527,450
500	Vancouver, GO, 5.25%, 12/1/18 (MBIA)	Aaa/AAA	554,945

			9,910,467

	West Virginia-0.7%
1,000	Braxton Cnty. Solid Waste Disp. Rev., Weyerhaeuser Co., 6.125%, 4/1/26 (b)	Baa2/BBB	1,035,400

	Wisconsin-5.0%
1,000	State, GO, 5.00%, 5/1/37, Ser. C (MBIA) (b)	Aaa/AAA	1,026,760
6,835	State Housing & Economic Dev. Auth., Rev., 4.875%, 3/1/36 (b)	Aa2/AA	6,875,600

			7,902,360

	Wyoming-0.7%
1,000	Student Loan Corp. Rev., 6.20%, 6/1/24, Ser. A	NR/AA	1,057,820

	Total Municipal Bonds & Notes (cost-$151,225,820)		156,349,601

	OTHER MUNICIPAL BONDS-0.7%
	Puerto Rico-0.7%
1,000	Commonwealth Highway & Transportation Auth Rev.,
	5.50%, 7/1/16, Ser. AA (FGIC) (cost-$1,157,401)	Aaa/AAA	1,126,730

MUNICIPAL ADVANTAGE FUND INC.
SCHEDULE OF INVESTMENTS
January 31, 2007
(unaudited)

Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value*

	VARIABLE RATE DEMAND NOTES (c)-0.3%
	Texas-0.3%
$500	Gulf Coast Waste Disp. Auth. Environmental Facs. Rev., 3.71%, 2/1/07 (cost-$500,000)	VM1G1/A-1+	$500,000

	Total Investments (cost-$152,883,221)-100.0%		$157,976,331

*	Portfolio securities and other financial instruments for which quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to guidelines established by the Board of Directors. The Fund's investments are valued daily using prices supplied by an independent pricing service or dealer quotations or by using the last sale price on the exchange that is the primary market for such securities, or the last quoted mean price for which the over-the-counter market is the primary market or for listed securities in which there were no sales.
Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Fund to value securities my differ from the value that would be realized if the securities were sold. The Fund's net asset value is determined daily as of the close of regular trading (normally 4:00 p.m. eastern time on the New York Stock Exchange ("NYSE") on each day the NYSE is open for business.

(a)	Pre-refunded bonds are collateralized by U.S. Government or other eligible securities which are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date.
(b)	Subject to Alternative Minimum Tax.
(c)	Variable Rate Demand Notes - Instruments whose interest rates change on a specific date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). Maturity date shown is date of next rate change.

Glossary:
AMBAC- insured by American Municipal Bond Assurance Corp.
CP- Certificates of Participation
FGIC- insured by Financial Guaranty Insurance Co.
FHA- insured by Federal Housing Administration
FSA- insured by Financial Security Assurance, Inc.
GNMA- insured by Government National Mortgage Association
GO- General Obligation Bonds
MBIA- insured by Municipal Bond Investors Assurance
NR- Not Rated
PSF- Public School Fund
XLCA - insured by XL Capital Assurance

Item 2. Controls and Procedures

(a)    The Registrant’s principal executive and principal financial officers have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and have concluded that the Registrant’s disclosure controls and procedures are effective as of a date within 90 days of the filing.

        Prior to reaching this conclusion, the principal officers had become aware of matters relating to the accounting treatment in connection with the Registrant’s ability to participate in certain inverse floater structures that required enhancements to certain controls. The Registrant’s management determined that controls relating to the review and analysis of relevant terms and conditions of certain transfers of securities under the provisions of Statement of Financial Accounting Standards No. 140 “Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities” (“SFAS 140”) were not effective.

Although the Registrant has not invested in these types of securities, the Registrant’s Management is taking such future actions as are necessary to revise its disclosure controls and procedures in order to increase the effectiveness of these controls with respect to the accounting treatment of transfers of certain inverse floater transactions.

(b)    There have been no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company act of 1940, as amended) that occurred during the second fiscal quarter of the period covered by this report that materially affected, or is reasonably likely to affect, the Registrant’s internal control over financial reporting. However as discussed above, subsequent to January 31, 2007, the Registrant is enhancing controls related to the accounting treatment of transfers of certain inverse floater securities.

Item 3. Exhibits

      (a) Exhibit 99.302 Cert. – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Municipal Advantage Fund Inc.

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: March 15, 2007

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: March 15, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dated indicated.

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: March 15, 2007

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: March 15, 2007